GOING CONCERN	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
GOING CONCERN
GOING CONCERN

2.      GOING CONCERN

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Debt financing from financial institutions and equity financings have been utilized to finance the working capital requirements of the Company.

The Company’s business is capital intensive. The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to (1) the net loss of approximately $1.9 million for the nine months ended December 31, 2022; (2) accumulated deficit of approximately $36.3 million as of December 31, 2022; (3) the working capital deficit of approximately $0.8 million as of December 31, 2022; and (4) two purchase commitments of approximately $2.4 million for 200 automobiles. As of the filing date of these unaudited condensed consolidated financial statements, the Company has entered into two purchase contracts with two automobile dealers to purchase a total of 300 automobiles in the amount of approximately $4.7 million, of which, 100 automobiles of approximately $1.6 million have been purchased in cash and delivered to the Company, and approximately $0.7 million has been remitted as purchase deposit. The remaining purchase commitment of approximately $2.4 million of which approximately $1.6 million shall be completed with financing option through the dealer’s designated financial institutions, and approximately $0.8 million shall be remit in installment to be completed before March 31, 2023.

Management has determined there is substantial doubt about its ability to continue as a going concern. If the Company is unable to generate significant revenue, the Company may be required to curtail or cease its operations. Management is trying to alleviate the going concern risk through the following sources:

●	Equity financing to support its working capital;
●	Other available sources of financing (including debt) from PRC banks and other financial institutions; and
●	Financial support and credit guarantee commitments from the Company’s related parties.

Based on the above considerations, management is of the opinion that the Company will probably not have sufficient funds to meet its working capital requirements and debt obligations as they become due one year from the filing date of these unaudited condensed consolidated financial statements, if the Company is unable to obtain additional financing. In addition, the maximum contingent liabilities for automobile purchasers the Company would be exposed to was approximately $46,641 as of December 31, 2022, assuming all the automobile purchasers were in default. There is no assurance that the Company will be successful in implementing the foregoing plans or that additional financing will be available to the Company on commercially reasonable terms, or at all. There are a number of factors that could potentially arise that could undermine the Company’s plans, such as (i) the impact of the COVID-19 pandemic on the Company’s business and areas of operations in China, (ii) changes in the demand for the Company’s services, (iii) PRC government policies, (iv) economic conditions in China and worldwide, (v) competitive pricing in the automobile transaction and related service and ride-hailing industries, (vi) changes in the Company’s relationships with key business partners,

(vii) the ability of financial institutions in China to provide continued financial support to the Company’s customers, and (viii) the perception of PRC-based companies in the U.S. capital markets. The Company’s inability to secure needed financing when required could require material changes to the Company’s business plans and could have a material adverse effect on the Company’s viability and results of operations.

2.      GOING CONCERN

In assessing the Company’s liquidity, the Company monitors and analyzes its cash on-hand and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations. Debt financing from financial institutions and equity financings have been utilized to finance the working capital requirements of the Company.

The Company’s business is capital intensive. The Company’s management has considered whether there is substantial doubt about its ability to continue as a going concern due to (1) net loss of approximately $5.6 million from continuing operations for the year ended March 31, 2022, (2) accumulated deficit of approximately $34.9 million as of March 31, 2022; (3) the working capital deficit of approximately $0.6 million as of March 31, 2022; (4) net operating cash outflows of approximately $9.0 million and $0.1 million from continuing operations and discontinued operations, respectively, for the year ended March 31, 2022; and (5) the purchase commitment of approximately $1.7 million for 100 automobiles. As of the filing date of these consolidated financial statements, the Company has entered into a purchase contract with an automobile dealer to purchase a total of 200 automobiles for the amount of approximately $3.4 million, of which, 100 automobiles of approximately $1.7 million have been purchased in cash and delivered to the Company and the remaining purchase commitment of approximately $1.7 million shall be completed with financing option through the dealer’s designated financial institutions.

Management has determined there is substantial doubt about its ability to continue as a going concern. If the Company is unable to generate significant revenue, the Company may be required to curtail or cease its operations. Management is trying to alleviate the going concern risk through the following sources:

●	the Company will continue to seek equity financing to support its working capital;
●	other available sources of financing (including debt) from PRC banks and other financial institutions; and
●	financial support and credit guarantee commitments from the Company’s related parties.

Based on the above considerations, management is of the opinion that the Company will probably not have sufficient funds to meet its working capital requirements and debt obligations as they become due one year from the filing date of these consolidated financial statements, if the Company is unable to obtain additional financing. In addition, the maximum contingent liabilities for automobile purchasers the Company would be exposed to was approximately $0.8 million as of March 31, 2022, assuming all the automobile purchasers were in default. There is no assurance that the Company will be successful in implementing the foregoing plans or that additional financing will be available to the Company on commercially reasonable terms, or at all. There are a number of factors that could potentially arise that could undermine the Company’s plans, such as (i) the impact of the COVID-19 pandemic on the Company’s business and areas of operations in China, (ii) changes in the demand for the Company’s services, (iii) PRC government policies, (iv) economic conditions in China and worldwide, (v) competitive pricing in the automobile transaction and related service and ride-hailing industries, (vi) changes in the Company’s relationships with key business partners, (vii) the ability of financial institutions in China to provide continued financial support to the Company’s customers, and (viii) the perception of PRC-based companies in the U.S. capital markets. The Company’s inability to secure needed financing when required could require material changes to the Company’s business plans and could have a material adverse effect on the Company’s viability and results of operations.